PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Feb. 24, 2020 CAD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		175,491,567		175,491,567
Dividends recognised as distributions to owners		$ 87	$ 80	$ 176		$ 163
Preferred limited partners' equity		$ 1,028		$ 1,028			$ 833
Series 5 (C$72)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 72
Number of shares outstanding (in shares) | shares		2,890,000		2,890,000
Cumulative dividend rate (%)				5.59%	5.59%
Earliest permitted redemption date				Apr 2018	Apr 2018
Dividends recognised as distributions to owners				$ 1		2
Preferred limited partners' equity		$ 49		$ 49			49
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 175
Number of shares outstanding (in shares) | shares		7,000,000		7,000,000
Cumulative dividend rate (%)				5.50%	5.50%
Earliest permitted redemption date				Jan 2021	Jan 2021
Dividends recognised as distributions to owners				$ 4		4
Preferred limited partners' equity		$ 128		$ 128			128
Series 9 (C$200)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 200
Number of shares outstanding (in shares) | shares		8,000,000		8,000,000
Cumulative dividend rate (%)				5.75%	5.75%
Earliest permitted redemption date				Jul 2021	Jul 2021
Dividends recognised as distributions to owners				$ 4		4
Preferred limited partners' equity		$ 147		$ 147			147
Series 11 (C$250)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 250
Number of shares outstanding (in shares) | shares		10,000,000		10,000,000
Cumulative dividend rate (%)				5.00%	5.00%
Earliest permitted redemption date				Apr 2022	Apr 2022
Dividends recognised as distributions to owners				$ 5		5
Preferred limited partners' equity		$ 187		$ 187			187
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 250
Number of shares outstanding (in shares) | shares		10,000,000		10,000,000
Cumulative dividend rate (%)				5.00%	5.00%
Earliest permitted redemption date				Apr 2023	Apr 2023
Dividends recognised as distributions to owners				$ 5		4
Preferred limited partners' equity		$ 196		$ 196			196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 175
Number of shares outstanding (in shares) | shares		7,000,000		7,000,000
Cumulative dividend rate (%)				5.75%	5.75%
Earliest permitted redemption date				Apr 2024	Apr 2024
Dividends recognised as distributions to owners				$ 4		2
Preferred limited partners' equity		$ 126		$ 126			126
Series 17 ($200)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 200				$ 200
Number of shares outstanding (in shares) | shares		8,000,000		8,000,000
Cumulative dividend rate (%)	5.25%			5.25%	5.25%
Earliest permitted redemption date				Mar 2025	Mar 2025
Dividends recognised as distributions to owners				$ 3		0
Preferred limited partners' equity		$ 195		$ 195			0
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		52,890,000		52,890,000
Dividends recognised as distributions to owners				$ 26		$ 21
Preferred limited partners' equity		$ 1,028		$ 1,028			$ 833